Lease liability (Details 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 50,140	$ 32,725
Recoverable taxes	690	555
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	7,442	5,710
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	6,137	4,621
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	4,547	3,380
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	3,367	2,394
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,708	2,122
Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	25,939	$ 14,498
Previously Reported [Member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	9,303
Recoverable taxes	275
Previously Reported [Member] | Vessels [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	3,426
Previously Reported [Member] | Vessels [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,448
Previously Reported [Member] | Vessels [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,380
Previously Reported [Member] | Vessels [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	521
Previously Reported [Member] | Vessels [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	307
Previously Reported [Member] | Vessels [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,221
Previously Reported [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	286
Recoverable taxes	26
Previously Reported [Member] | Others [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	127
Previously Reported [Member] | Others [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	83
Previously Reported [Member] | Others [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	49
Previously Reported [Member] | Others [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	25
Previously Reported [Member] | Others [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2
After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,256
After Readjustment [Member] | Vessels [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,714
Recoverable taxes	159
After Readjustment [Member] | Vessels [Member] | Not later than one year [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	352
After Readjustment [Member] | Vessels [Member] | Not later than one year [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	786
After Readjustment [Member] | Vessels [Member] | Later than one year and not later than two years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	324
After Readjustment [Member] | Vessels [Member] | Later than one year and not later than two years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	542
After Readjustment [Member] | Vessels [Member] | Later than two years and not later than three years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	303
After Readjustment [Member] | Vessels [Member] | Later than two years and not later than three years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	287
After Readjustment [Member] | Vessels [Member] | Later than three years and not later than four years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	258
After Readjustment [Member] | Vessels [Member] | Later than three years and not later than four years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	87
After Readjustment [Member] | Vessels [Member] | Later than four years and not later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	19
After Readjustment [Member] | Vessels [Member] | Later than four years and not later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	7
After Readjustment [Member] | Vessels [Member] | Later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	5
After Readjustment [Member] | Others [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,435
Recoverable taxes	133
After Readjustment [Member] | Others [Member] | Not later than one year [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	302
After Readjustment [Member] | Others [Member] | Later than one year and not later than two years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	246
After Readjustment [Member] | Others [Member] | Later than two years and not later than three years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	198
After Readjustment [Member] | Others [Member] | Later than three years and not later than four years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	171
After Readjustment [Member] | Others [Member] | Later than four years and not later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	128
After Readjustment [Member] | Others [Member] | Later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	390
After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	33,636
After Readjustment [Member] | Platforms [Member] | Not later than one year [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,115
After Readjustment [Member] | Platforms [Member] | Later than one year and not later than two years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,275
After Readjustment [Member] | Platforms [Member] | Later than two years and not later than three years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,120
After Readjustment [Member] | Platforms [Member] | Later than three years and not later than four years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,109
After Readjustment [Member] | Platforms [Member] | Later than four years and not later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,078
After Readjustment [Member] | Platforms [Member] | Later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	22,939
After Readjustment [Member] | Properties [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,510
Recoverable taxes	97
After Readjustment [Member] | Properties [Member] | Not later than one year [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	334
After Readjustment [Member] | Properties [Member] | Later than one year and not later than two years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	219
After Readjustment [Member] | Properties [Member] | Later than two years and not later than three years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	210
After Readjustment [Member] | Properties [Member] | Later than three years and not later than four years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	196
After Readjustment [Member] | Properties [Member] | Later than four years and not later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	167
After Readjustment [Member] | Properties [Member] | Later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 1,384